Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Income for the year	$ 5,272	$ 24,280	$ 14,950
Adjustments for:
Depreciation	4,725	5,600	3,910
Depreciation of deferred dry-docking costs	4,185	4,646	2,751
Payment of deferred dry-docking costs	(10,433)	(2,995)	(3,664)
Provision for staff retirement indemnities	23	35	83
Reversal of impairment	(4,400)	0	0
Gain on derivative financial instruments	(388)	(2,520)	(181)
Gain on sale of vessel	(3,876)	0	0
Interest expense and finance costs	4,354	2,320	3,262
Gain from the modification of the Loan	(417)	0	0
Interest income	(2,634)	(375)	(8)
Foreign exchange (gains)/losses, net	64	(26)	(87)
Share based payment	0	0	40
Trade accounts receivable	(1,042)	894	(850)
Inventories	1,772	(2,176)	396
Prepayments and other assets	1,098	(1,663)	(197)
Trade accounts payable	(3,385)	2,721	(1,917)
Accrued liabilities and other payables	355	(2,207)	503
Deferred revenue	272	(1,628)	1,759
Net cash generated from / (used in) operating activities	(4,455)	26,906	20,750
Cash flows from investing activities:
Vessel acquisition	0	0	(71,600)
Net Proceeds from sale of vessel	35,097	0	0
Advances for vessel acquisition	(19,074)	(28,172)	0
Vessels’ improvements	(161)	(1,178)	(332)
Purchases of office furniture and equipment	(37)	(33)	(36)
Interest received	2,634	375	8
Net cash generated from / (used in) investing activities	18,459	(29,008)	(71,960)
Cash flows from financing activities:
Proceeds from loans	25,000	18,000	34,250
Repayment of long-term debt	(6,250)	(5,375)	(3,993)
Prepayment of long-term debt	(10,505)	0	(35,507)
Proceeds from issuance of share capital	0	0	89,580
Proceeds from exercise of Warrants	0	0	25
Transaction costs on issuance of new common shares	0	0	(401)
(Increase)/decrease in restricted cash	2,348	(744)	(3,158)
Payment of financing costs	(406)	(259)	(545)
Payment of lease liability - principal	(321)	(286)	(241)
Interest paid	(2,501)	(1,614)	(2,624)
Net cash generated from financing activities	7,365	9,722	77,386
Net increase in cash and cash equivalents	21,369	7,620	26,176
Cash and cash equivalents at the beginning of the year	52,833	45,213	19,037
Cash and cash equivalents at the end of the year	$ 74,202	$ 52,833	$ 45,213